Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions
NOTE	15– RELATED PARTY TRANSACTIONS
The Company has engaged in the following significant related party transactions in 2020 and 2019:

•	The Company’s corporate campus is located in buildings that are owned by entities controlled by the Company’s founder and its CEO and leased by the Company from these entities;

•	Legal services are provided to the Company by a law firm in which the Company’s founder is a partner;

•	The Company leases an aircraft owned by an entity controlled by the Company’s CEO to facilitate travel of Company executives for business purposes;

•
Home appraisal contracting and review services are provided by home appraisal management companies partially

owned by the Company’s CEO and his brother; an executive of the Company and a member of the board of directors of UWM Holdings Corporation is also on the board of directors of one of these home appraisal management companies.

For the years ended December 31, 2020 and 2019, the Company incurred approximately $15.0 million and $11.2 million, respectively, in operating expenses with various companies related through common ownership. The Company incurred expenses of approximately $13.4 million in rent and other occupancy related expenses, $0.6 million in legal fees, $0.4 million primarily related to direct origination costs and $0.6 million in other general and administrative expenses for the year ended December 31, 2020. The Company incurred expenses of approximately $10.0 million in rent and other occupancy related expenses, $0.6 million in legal fees, $0.4 million primarily related to direct origination costs and $0.2 million in other general and administrative expenses for the year ended December 31, 2019.
Pursuant to line of credit agreements entered into, primarily in 2020, between the Company, its founder, its CEO, and the CEO’s brother and certain entities controlled by these individuals, the Company borrowed and repaid $297.0 million in the first half of 2020. These borrowings and repayments are reflected in the “Borrowings under operating lines of credit” and “Repayments under operating lines of credit” line items within the financing section of the 2020 consolidated statement of cash flows. The Company also incurred approximately $1.0 million of interest expense in 2020 related to these lines of credit. As of December 31, 2020, no amount was outstanding under these line of credit agreements, as they were terminated in the second quarter of 2020.